Transfer of Financial Assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of the Financial Asssets Transfered by the Group that Continue to be Recognized

The following is a detail of the financial assets transferred by the Group that continue to be recognized in its consolidated financial statements as of December 31, 2018 and 2017:

	12/31/2018	12/31/2017
Securitized Personal Loans
Asset	770,104	1,986,604
Liabilities	537,697	1,329,614
Transfers of receivables with recourse
Asset	141,243	842,765
Liabilities	74,073	999,180